                          AIM TREASURER'S SERIES TRUST

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                     Supplement dated October 5, 2005
      to the Statement of Additional Information dated February 25, 2005, as supplemented April 1, 2005, April 29, 2005 and July 1, 2005

The following information replaces in its entirety the last paragraph appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" in the Statement of Additional Information:

          "In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

          o    the reinvestment of dividends and distributions from a Fund;

          o    exchanges of shares of certain Funds;

          o the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc., or

          o    a merger, consolidation or acquisition of assets of a Fund."


Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR                                                       OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE       OFFICER                                                               HELD
          TRUST                 SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           BY TRUSTEE
-------------------------       -------      -------------------------------------------     --------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944        2005      Retired                                          None"
Trustee
                                             Formerly: Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                                PREMIER PORTFOLIO

                        Supplement dated October 5, 2005
       to the Statement of Additional Information dated February 25, 2005 as supplemented April 1, 2005 and April 29, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR                                                       OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE       OFFICER                                                           HELD BY
          TRUST                  SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
-------------------------       -------      -------------------------------------------     --------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944        2005      Retired                                         None"
Trustee
                                             Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                          PREMIER TAX-EXEMPT PORTFOLIO

                        Supplement dated October 5, 2005
       to the Statement of Additional Information dated February 25, 2005 as supplemented April 1, 2005 and April 29, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR                                                       OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE       OFFICER                                                           HELD BY
      TRUST                      SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          TRUSTEE
-------------------------       -------      -------------------------------------------     --------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944        2005      Retired                                         None"
Trustee
                                             Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                        Supplement dated October 5, 2005
       to the Statement of Additional Information dated February 25, 2005 as supplemented April 1, 2005 and April 29, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND         AND/OR                                                      OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE       OFFICER                                                            HELD BY
         TRUST                   SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
-------------------------       -------      -------------------------------------------     --------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944        2005      Retired                                         None"
Trustee
                                             Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.